UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Pool revenues	$ 3,598,828	$ 4,019,697
Total vessel revenues	3,598,828	4,019,697
EXPENSES:
Voyage expenses (including $50,221 and $116,068 to related party for the six months ended June 30, 2024, and 2025, respectively)	(410,169)	(156,626)
Vessel operating expenses	(1,238,068)	(1,135,874)
Management fees to related parties	(193,851)	(189,098)
Depreciation and amortization	(729,585)	(463,714)
General and administrative expenses (including $79,619 and $222,185 to related party for the six months ended June 30, 2024, and 2025, respectively)	(756,423)	(681,605)
Total expenses	(3,328,096)	(2,626,917)
Operating loss	270,732	1,392,780
OTHER (EXPENSES)/INCOME:
Finance costs	(6,022)	(8,132)
Interest income	169,895	0
Foreign exchange gains/(losses)	(822)	89
Total other (expenses)/income, net	163,051	(8,043)
Net income, before taxes	433,783	1,384,737
Income taxes	0	(22,497)
Net income	433,783	1,362,240
Comprehensive income	433,783	1,362,240
Dividend on Series A Preferred Shares	(106,944)	0
Net income attributable to common shareholders	$ 326,839	$ 1,362,240
Earnings per common share, basic (in dollars per share)	$ 0.13	$ 0.57
Earnings per common share, diluted (in dollars per share)	$ 0.03	$ 0.09
Weighted average number of common shares, Basic (in shares)	2,603,322	2,386,731
Weighted average number of common shares, Diluted (in shares)	16,239,976	16,023,385